SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 96.4%
	Automobiles & Components — 1.5%
	Automobile Components — 1.5%
	Cie Generale des Etablissements Michelin SCA	226,368	$ 7,531,243
			7,531,243
	Banks — 10.4%
	Banks — 10.4%
	Bank Central Asia Tbk. PT	10,413,200	5,028,499
	BNP Paribas SA	190,641	18,100,297
	ING Groep NV Series N	477,716	13,479,498
	Mitsubishi UFJ Financial Group, Inc.	928,877	14,742,273
			51,350,567
	Capital Goods — 12.6%
	Electrical Equipment — 8.3%
	ABB Ltd.	142,924	10,536,000
	Mitsubishi Electric Corp.	456,100	13,298,435
[a]	Pfisterer Holding SE	30,916	2,765,718
	Schneider Electric SE	52,969	14,622,330
	Industrial Conglomerates — 2.3%
	Hitachi Ltd.	355,400	11,145,900
	Machinery — 1.0%
	Weir Group plc	134,039	5,142,094
	Trading Companies & Distributors — 1.0%
	Bunzl plc	177,764	4,974,451
			62,484,928
	Commercial & Professional Services — 7.9%
	Commercial Services & Supplies — 2.9%
	Elis SA	470,667	13,418,882
	Waste Connections, Inc.	4,337	760,536
	Professional Services — 5.0%
	Experian plc	139,760	6,335,541
	Kanzhun Ltd. ADR	363,714	7,412,491
	Recruit Holdings Co. Ltd.	198,000	11,125,928
			39,053,378
	Consumer Discretionary Distribution & Retail — 2.4%
	Broadline Retail — 2.4%
	Alibaba Group Holding Ltd.	648,800	11,904,434
			11,904,434
	Consumer Durables & Apparel — 5.0%
	Household Durables — 2.6%
	Barratt Redrow plc	249,056	1,279,411
	Sony Group Corp.	458,817	11,769,101
	Textiles, Apparel & Luxury Goods — 2.4%
[a]	Amer Sports, Inc.	40,253	1,503,449
	LVMH Moet Hennessy Louis Vuitton SE	13,770	10,437,714
			24,989,675
	Consumer Services — 4.1%
	Hotels, Restaurants & Leisure — 4.1%
	Compass Group plc	228,917	7,294,566
[a,b]	Meituan Class B	964,700	12,804,491
			20,099,057
	Consumer Staples Distribution & Retail — 2.6%
	Consumer Staples Distribution & Retail — 2.6%
	Alimentation Couche-Tard, Inc.	237,723	12,982,927
			12,982,927
	Financial Services — 5.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Capital Markets — 5.0%
	B3 SA - Brasil Bolsa Balcao	2,147,264	$ 5,466,735
	Japan Exchange Group, Inc.	818,700	8,738,439
	Marex Group plc	277,766	10,655,104
			24,860,278
	Health Care Equipment & Services — 3.1%
	Health Care Equipment & Supplies — 3.1%
	Alcon AG	161,044	12,743,096
	EssilorLuxottica SA	8,252	2,617,423
			15,360,519
	Household & Personal Products — 2.9%
	Personal Care Products — 2.9%
	L’Oreal SA	33,654	14,499,096
			14,499,096
	Insurance — 2.8%
	Insurance — 2.8%
	AXA SA	284,418	13,690,799
			13,690,799
	Materials — 4.7%
	Chemicals — 3.7%
	Linde plc	31,300	13,301,047
	Novonesis Novozymes B Class B	79,108	5,061,371
	Construction Materials — 1.0%
	Holcim AG	52,815	5,141,556
			23,503,974
	Media & Entertainment — 1.2%
	Entertainment — 1.2%
	CTS Eventim AG & Co. KGaA	62,536	5,724,689
			5,724,689
	Pharmaceuticals, Biotechnology & Life Sciences — 6.2%
	Life Sciences Tools & Services — 0.3%
	Lonza Group AG	1,836	1,237,867
	Pharmaceuticals — 5.9%
	AstraZeneca plc	79,658	14,807,019
	Roche Holding AG	35,211	14,541,092
			30,585,978
	Semiconductors & Semiconductor Equipment — 2.7%
	Semiconductors & Semiconductor Equipment — 2.7%
	ASML Holding NV	5,362	5,806,130
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	18,031	5,479,441
[a]	Tekscend Photomask Corp.	120,000	2,321,246
			13,606,817
	Software & Services — 0.7%
	Software — 0.7%
	WiseTech Global Ltd.	79,571	3,635,343
			3,635,343
	Technology Hardware & Equipment — 3.0%
	Electronic Equipment, Instruments & Components — 1.8%
	Keyence Corp.	24,600	8,898,428
	Technology Hardware, Storage & Peripherals — 1.2%
	FUJIFILM Holdings Corp.	279,000	5,919,936
			14,818,364
	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 3.1%
	Internet Initiative Japan, Inc.	585,900	10,364,375
	Orange SA	302,428	5,046,870

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
			15,411,245
	Transportation — 5.5%
	Air Freight & Logistics — 2.6%
	Deutsche Post AG	181,877	$ 9,916,971
	DSV AS	11,322	2,851,517
	Ground Transportation — 2.9%
	Canadian Pacific Kansas City Ltd.	193,409	14,240,705
			27,009,193
	Utilities — 9.0%
	Electric Utilities — 9.0%
	Endesa SA	410,831	14,788,427
	Enel SpA	1,417,734	14,740,652
	Iberdrola SA	696,748	15,119,479
			44,648,558
	Total Common Stock (Cost $373,573,088)		477,751,062
	Warrant — 0.0%
	Software & Services — 0.0%
	Software — 0.0%
[a,c]	Constellation Software, Inc., 3/31/2040	6,276	1
			1
	Total Warrants (Cost $0)		1
	Short-Term Investments — 3.4%
[d]	Thornburg Capital Management Fund	1,672,586	16,725,860
	Total Short-Term Investments (Cost $16,725,860)		16,725,860
	Total Investments — 99.8% (Cost $390,298,948)		$494,476,923
	Other Assets Less Liabilities — 0.2%		957,899
	Net Assets — 100.0%		$495,434,822

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $12,804,491, representing 2.58% of the Fund’s net assets.
c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Better World International Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	December 31, 2025 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$18,245,901	$48,213,562	$(49,733,603)	$-	$-	$16,725,860	$164,515